Pension and Other Post-Retirement Benefits And Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Components of Net Periodic Benefit Cost
The following table sets forth certain disclosures for the Company’s pension and post-retirement plans for the periods indicated:

	For the Three Months Ended March 31,
	2021		2020
(in thousands)	Pension Benefits	Post- Retirement Benefits	Pension Benefits	Post- Retirement Benefits
Components of net periodic (credit) expense: (1)
Interest cost	$912	$56	$1,173	$82
Expected return on plan assets	(4,016)	—	(3,876)	—
Amortization of prior-service liability	—	(62)	—	(62)
Amortization of net actuarial loss	1,732	11	1,831	6

Net periodic (credit) expense	$(1,372)	$5	$(872)	$26

(1)	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.

Weighted Average Assumptions used in Determining Net Periodic Benefit Cost
The following table indicates the weighted average assumptions used in determining the net periodic benefit cost for the years indicated:

	Years Ended December 31,
	2020	2019	2018
Discount rate	3.0%	4.1%	3.4%
Expected rate of return on plan assets	6.5	6.8	7.0

Fair Value Measurements of Investments Held by Retirement Plan
The following table presents information about the fair value measurements of the investments held by the Retirement Plan as of December 31, 2020:

(in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
Large-cap value (1)	$23,206	$—	$23,206	$—
Large-cap growth (2)	22,997	—	22,997	—
Large-cap core (3)	15,146	—	15,146	—
Mid-cap value (4)	4,509	—	4,509	—
Mid-cap growth (5)	6,316	—	6,316	—
Mid-cap core (6)	5,113	—	5,113	—
Small-cap value (7)	3,307	—	3,307	—
Small-cap growth (8)	8,674	—	8,674	—
Small-cap core (9)	3,400	—	3,400	—
International equity (10)	32,248	—	32,248	—
Fixed Income Funds:
Fixed Income – U.S. Core (11)	74,523	—	74,523	—
Intermediate duration (12)	24,953	—	24,953	—
Equity Securities:
Company common stock	31,401	31,401	—	—
Cash Equivalents:
Money market *	5,237	2,321	2,916	—

	$261,030	$33,722	$227,308	$—

*	Includes cash equivalent investments in equity and fixed income strategies.

(1)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.

(2)	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.

(3)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.

(4)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.

(5)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.

(6)	This category seeks to track the performance of the S&P Midcap 400 Index.

(7)	This category consists of a selection of investments based on the Russell 2000 Value Index.

(8)	This category consists of a mutual fund invested in small cap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.

(9)
This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.

(10)
This category invests primarily in medium to large
non-US
companies in developed and emerging markets. Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.

(11)
This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index. The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.

(12)
This category consists of a mutual fund which invest in a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities mostly rated A or better.

Weighted Average Asset Allocations for Retirement Plan
The asset allocations for the Retirement Plan as of December 31, 2020 and 2019 were as follows:

	At December 31,
	2020	2019
Equity securities	60%	58%
Debt securities	38	40
Cash equivalents	2	2

Total	100%	100%

Expected Future Annuity Payments by Retirement Plan
The following annuity payments, which reflect expected future service, as appropriate, are expected to be paid by the Retirement Plan during the years indicated:

(in thousands)
2021	$7,995
2022	8,073
2023	8,060
2024	8,302
2025	8,567
2026 and thereafter	43,728

Total	$84,725

Weighted Average Assumptions used in Determining Net Periodic Benefit Cost of Health and Welfare Plan
The following table presents the weighted average assumptions used in determining the net periodic benefit cost for the years indicated:

	Years Ended December 31,
	2020	2019	2018
Discount rate	2.9%	3.9%	3.3%
Current medical trend rate	6.5	6.5	6.5
Ultimate trend rate	5.0	5.0	5.0
Year when ultimate trend rate will be reached	2026	2025	2024

Expected Future Payments for Premiums and Claims under Health and Welfare Plan
The following amounts are currently expected to be paid for premiums and claims during the years indicated under the Health & Welfare Plan:

(in thousands)
2021	$915
2022	881
2023	851
2024	820
2025	789
2026 and thereafter	3,451

Total	$7,707

Pension Benefits
Information Regarding Benefit Plan
The following table sets forth certain information regarding the Retirement Plan as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Change in Benefit Obligation:
Benefit obligation at beginning of year	$159,896	$143,235
Interest cost	4,692	5,660
Actuarial loss (gain)	14,629	18,806
Annuity payments	(6,510)	(6,473)
Settlements	(575)	(1,332)

Benefit obligation at end of year	$172,132	$159,896

Change in Plan Assets:
Fair value of assets at beginning of year	$242,558	$210,246
Actual return (loss) on plan assets	25,557	40,117
Contributions	—	—
Annuity payments	(6,510)	(6,473)
Settlements	(575)	(1,332)

Fair value of assets at end of year	$261,030	$242,558

Funded status (included in “Other assets”)	$88,898	$82,662

Changes recognized in other comprehensive income for the year ended December 31:
Amortization of prior service cost	$—	$—
Amortization of actuarial loss	(7,327)	(10,035)
Net actuarial (gain) loss arising during the year	4,577	(7,378)

Total recognized in other comprehensive income for the year (pre-tax)	$(2,750)	$(17,413)

Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Prior service cost	$—	$—
Actuarial loss, net	73,017	75,767

Total accumulated other comprehensive loss (pre-tax)	$73,017	$75,767

Components of Net Periodic Benefit Cost
The components of net periodic pension (credit) expense were as follows for the years indicated:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Components of net periodic pension expense (credit):
Interest cost	$4,692	$5,660	$5,085
Expected return on plan assets	(15,505)	(13,933)	(16,139)
Amortization of net actuarial loss	7,327	10,035	7,179

Net periodic pension (credit) expense	$(3,486)	$1,762	$(3,875)

Post-Retirement Benefits
Information Regarding Benefit Plan
The following table sets forth certain information regarding the Health & Welfare Plan as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of year	$11,898	$13,583
Interest cost	327	512
Actuarial gain	238	(1,233)
Premiums and claims paid	(614)	(964)

Benefit obligation at end of year	$11,849	11,898

Change in plan assets:
Fair value of assets at beginning of year	$—	$—
Employer contribution	614	964
Premiums and claims paid	(614)	(964)

Fair value of assets at end of year	$—	$—

Funded status (included in “Other liabilities”)	$(11,849)	(11,898)

Changes recognized in other comprehensive income for the year ended December 31:
Amortization of prior service cost	$249	$249
Amortization of actuarial gain	(25)	(124)
Net actuarial (gain) loss arising during the year	238	(1,234)

Total recognized in other comprehensive income for the year (pre-tax)	$462	$(1,109)

Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Prior service cost	$(287)	$(536)
Actuarial loss, net	1,679	1,466

Total accumulated other comprehensive income (pre-tax)	$1,392	$930

Components of Net Periodic Benefit Cost
The following table presents the components of net periodic benefit cost for the years indicated:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Components of Net Periodic Benefit Cost:
Service cost	$—	$—	$—
Interest cost	327	512	513
Amortization of past-service liability	(249)	(249)	(249)
Amortization of net actuarial loss	25	124	309

Net periodic benefit cost	$103	$387	$573